Borrowings - Short-Term and Long-Term Borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 226,704	¥ 251,486
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	744,945	749,839
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 82,861	¥ 17,284